Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS 15 [member]	Common shares [member]	Retained earnings [member] [1]	Retained earnings [member] IFRS 15 [member]	[1]	Other reserves [member]	Total common equity [member]	Total common equity [member] IFRS 15 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS 15 [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2018		$ 67,680			$ 18,234	$ 41,414			$ 404	$ 61,044		$ 4,184	$ 65,228		$ 2,452		$ 1,441	$ (68)	$ (126)	$ (121)	$ (134)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622			18,234	41,356			404	60,986		4,184	65,170		2,452		1,441	(68)	(126)	(121)
Beginning Balance at Oct. 31, 2018				$ (58)			$ (58)				$ (58)			$ (58)							(134)
Statement [Line Items]
Net income		2,247				2,107				2,107		29	2,136		111
Other comprehensive income (loss)		696								595			595		101		562	57	20	257	(301)
Total comprehensive income		2,943				2,107				2,702		29	2,731		212		562	57	20	257	(301)
Shares issued		93			110				(17)	93			93
Shares repurchased/redeemed		(534)			(48)	(186)				(234)		(300)	(534)
Dividends and distributions paid to equity holders		(1,101)				(1,041)				(1,041)		(29)	(1,070)		(31)
Share-based payments	[3]	4							4	4			4
Other		139							15	15			15		124	[4]
Ending Balance at Jan. 31, 2019		69,166			18,296	42,236			406	62,525		3,884	66,409		2,757		2,003	(11)	(106)	136	(435)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2019		70,192			18,264	44,439			365	63,638		3,884	67,522		2,670		800	37	(55)	650
Beginning Balance at Oct. 31, 2019		70,192																			(862)
Statement [Line Items]
Net income		2,326	[5]			2,262				2,262		25	2,287		39
Other comprehensive income (loss)		(1,163)								(1,086)			(1,086)		(77)		(941)	52	39	75	(311)
Total comprehensive income		1,163				2,262				1,176		25	1,201		(38)		(941)	52	39	75	(311)
Shares issued		32			38				(6)	32			32
Shares repurchased/redeemed		(268)			(54)	(214)				(268)			(268)
Dividends and distributions paid to equity holders		(1,147)				(1,092)				(1,092)		(25)	(1,117)		(30)
Share-based payments	[3]	3							3	3			3
Other		(114)				23				(4)			(4)		(110)	[4]			(27)
Ending Balance at Jan. 31, 2020		$ 69,861			$ 18,248	$ 45,418			$ 362	$ 63,485		$ 3,884	$ 67,369		$ 2,492		$ (141)	$ 89	$ (43)	$ 725	$ (1,173)

[1]	Includes undistributed retained earnings of $61 (January 31, 2019 – $62) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 14).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions.
[5]	The amounts for the period ended January 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).